Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Accumulated other comprehensive loss [Abstract]
Total unrealized (losses)/gains from hedging financial instruments	$ 0	$ 1,347	$ (3,248)	$ (1,044)